QUARTERLY REPORT

CULTIVAR ETF

Schedule of InvestmentsApril 30, 2023 (unaudited)

		Shares	Fair Value
88.61%	COMMON STOCKS

9.92%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A (A)	2,081	$223,375
	AT&T, Inc.	36,071	637,375
	Baidu, Inc. (A)	1,355	163,427
	Charter Communications (A)	318	117,247
	Comcast Corp New Class A	5,014	207,429
	John Wiley & Sons, Inc.	3,365	129,788
	Lumen Technologies, Inc.	67,036	158,875
	Meta Platforms, Inc. (A)	1,887	453,484
	Paramount Global	10,021	233,790
	Quotient Technology Inc. (A)	40,249	113,502
	Warner Brothers Discovery, Inc. (A)	5,350	72,814
			2,511,104

10.26%	CONSUMER DISCRETIONARY
	Advance Auto Parts	876	109,964
	Alibaba Group Holding Ltd. (A)	1,947	164,891
	Amazon.Com, Inc. (A)	2,072	218,492
	Big Lots, Inc.	10,366	93,190
	Domino’s Pizza, Inc.	406	128,893
	Grand Canyon Education, Inc. (A)	1,431	169,860
	Hasbro, Inc.	4,327	256,245
	Honda Motor Co. Ltd.	5,661	150,469
	Hooker Furnishings Corp.	10,341	163,491
	Kohl’s Corp.	4,960	109,269
	Monro, Inc.	3,623	177,092
	Ollie’s Bargain Outlet Holdings, Inc. (A)	2,740	178,785
	Sabre Corp.	34,742	138,968
	Sleep Number Corp. (A)	4,305	97,078
	Under Armour, Inc. - Class (A)	11,539	102,351
	Whirlpool Corp.	907	126,608
	Wolverine World Wide, Inc.	12,738	213,234
			2,598,881

5.15%	CONSUMER STAPLES
	Ingredion, Inc.	4,812	510,890
	The Clorox Co.	2,504	414,712
	Walgreens Boots Alliance	10,770	379,643
			1,305,245

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

		Shares	Fair Value
5.81%	ENERGY
	BP PLC	6,401	$257,832
	Core Laboratories Nv	37,660	847,727
	World Fuel Services Corp.	15,423	364,600
			1,470,159

11.19%	FINANCIALS
	Bank of America Corp.	4,292	125,670
	Citigroup, Inc.	10,898	512,969
	Citizens Financial Group	2,142	66,273
	Global Payments, Inc.	3,557	400,909
	Greenhill & Co, Inc.	25,892	183,833
	Independent Bank Corp.	1,029	57,624
	Lazard LTD.	10,720	335,536
	M&T Bank Corp.	2,182	274,496
	Marketaxess Holdings, Inc.	397	126,393
	Paypal Holdings Inc. (A)	1,488	113,088
	S&P Global, Inc.	417	151,196
	Sierra Bancorp	6,910	113,255
	SVB Financial Group (A)	606	297
	Truist Financial Corp.	3,825	124,619
	Western Union Corp.	22,574	246,734
			2,832,891

8.60%	HEALTHCARE
	Abbott Laboratories	1,893	209,120
	Davita, Inc. (A)	1,611	145,570
	Emergent Biosolutions, Inc.(A)	16,583	146,428
	Fresenius Medical Care	11,103	268,915
	Haemonetics Corp. (A)	2,163	181,065
	Illumina, Inc. (A)	741	152,320
	Inogen, Inc.(A)	11,301	150,416
	Ionis Pharmaceuticals, Inc. (A)	3,009	106,428
	Medtronic PLC	2,441	222,009
	Perrigo Co. PLC	8,054	299,528
	Veeva Systems, Inc. (A)	770	137,892
	Zoetis, Inc.	901	158,378
			2,178,068

10.98%	INDUSTRIALS
	3M Co.	1,013	107,601
	Fedex Corp.	596	135,757
	Healthcare Services Group	38,372	598,987

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

		Shares	Fair Value
	John Bean Technologies Co.	1,449	$157,521
	Proto Labs, Inc. (A)	22,941	660,013
	Rockwell Automation, Inc.	447	126,684
	Southwest Airlines Co.	14,232	431,087
	Steelcase, Inc.	50,294	402,352
	Verisk Analytics, Inc.	828	160,723
			2,780,725

10.50%	INFORMATION TECHNOLOGY
	Adobe, Inc. (A)	1,044	394,173
	Advanced Micro Device (A)	1,879	167,926
	Ansys, Inc. (A)	834	261,809
	Auto Desk (A)	766	149,209
	Cognizant Tech Solutions	2,306	137,691
	Intel Corp.	11,955	371,322
	Microchip Technology, Inc.	2,256	164,665
	Microsoft Corp.	581	178,518
	Qorvo, Inc. (A)	2,187	201,379
	Salesforce, Inc. (A)	1,241	246,177
	Skyworks Solutions, Inc.	2,135	226,097
	Tyler Technologies, Inc. (A)	422	159,951
			2,658,918

11.16%	MATERIALS
	Agnico Eagle Mines Ltd	5,636	319,730
	Barrick Gold Corp.	19,820	377,373
	Celanese Corp. Series A	1,234	131,100
	Cia de Minas Buenaventura	23,825	168,443
	Compass Minerals International	3,588	117,435
	First Majestic Silver Corp.	27,729	195,767
	Fortuna Silver Mines, Inc. (A)	35,231	131,412
	Kinross Gold Corp.	52,238	263,802
	Newmont Goldcorp Corp.	10,539	499,549
	Pan American Silver Corp.	11,940	212,651
	Schnitzer Steel Industries	3,987	115,184
	Trinseo PLC	6,226	112,815
	Westrock Co.	6,047	180,987
			2,826,248

3.27%	REAL ESTATE
	Douglas Emmett, Inc.	16,498	212,494
	Empire State Realty Trust	19,550	119,451
	Highwoods Properties, Inc.	4,695	107,609

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

		Shares	Fair Value
	Kilroy Realty Corp.	3,458	$101,112
	LTC Properties, Inc.	3,718	124,367
	National Health Investors, Inc.	3,294	163,942
			828,976

1.77%	UTILITIES
	Hawaiian Electric Industries, Inc.	3,098	121,473
	Northwest Natural Holding	3,914	183,801
	Portland General Electric	2,820	142,748
			448,022

88.61%	TOTAL COMMON STOCKS		22,439,237

8.39%	TREASURY NOTES
	US Treasury Bond, 4.67% 06/22/2023	367,000	364,431
	US Treasury Bond, 2.25% 8/15/49	575,000	433,098
	US Treasury Bond 1.25% 5/15/50	604,000	352,482
	US Treasury Bond, 1.375% 08/15/50	772,000	464,769
	US Treasury Bond, 0.125% 05/31/2023	511,000	508,942
			2,123,723

8.39%	TOTAL TREASURY NOTES		2,123,723

97.00%	TOTAL INVESTMENTS		24,562,960
3.00%	Other assets, net of liabilities		759,926
100.00%	NET ASSETS		$25,322,886

(A)Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$22,439,237	$—	$—	$22,439,237
US Treasury Bonds	2,123,723			2,123,723
Total Investments	$24,562,960	$—	$—	$24,562,960

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended April 30, 2023.

At April 30, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $26,095,929 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,574,181
Gross unrealized depreciation	(3,107,150)
Net unrealized appreciation	$(1,532,969)